Concentration of Credit Risk - Additional Information (Detail) - Vendor	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
China
Concentration Risk [Line Items]
Number of vendors	2		2			2
Customer Concentration Risk | Net Revenue
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Customer Concentration Risk | Net Revenue | China
Concentration Risk [Line Items]
Concentration risk percentage	69.00%	60.00%	72.00%	62.00%		65.00%	68.00%
Customer Concentration Risk | Trade Accounts Receivable
Concentration Risk [Line Items]
Concentration risk percentage			10.00%	10.00%	10.00%	10.00%